UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam Intermediate-Term Municipal Income Fund

The fund's portfolio
8/31/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
MUNICIPAL BONDS AND NOTES (94.4%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (7.4%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds, Ser. A, 5s, 12/1/22	Aa1	$75,000	$89,162

AZ State COP, Ser. A, AGM, 5 1/4s, 10/1/20	AA	50,000	57,368

AZ State Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5s, 1/1/17	AA-	50,000	52,891

AZ State Trans. Board Hwy. Rev. Bonds (Maricopa Cnty.)
U.S. Govt. Coll., 5s, 7/1/24 (Prerefunded 7/1/20)	Aa1	70,000	81,759
4 1/4s, 7/1/19	Aa1	70,000	78,075

AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr. Quality), Ser. A, 5s, 10/1/24	Aaa	100,000	123,557

Gilbert, Sub. Lien Sales Tax Pledged Oblig. Rev. Bonds, 5s, 7/1/25	AA+	100,000	121,370

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/4s, 5/15/21	A-	75,000	86,537

Pima Cnty., Swr. Rev. Bonds, Ser. A, 5s, 7/1/20	AA-	100,000	116,290

Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds
5s, 7/1/25	AAA	100,000	121,724
5s, 7/1/20 (Prerefunded 7/1/16)	AAA	25,000	25,969

			954,702
California (15.4%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(O'Connor Woods), 5s, 1/1/23	AA-	75,000	87,045
(Episcopal Sr. Cmntys.), 5s, 7/1/22	BBB+/F	50,000	56,493

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
5s, 10/1/24	A3	25,000	29,889
5s, 10/1/21	A3	25,000	29,554

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Northern CA Retired Officers), 5s, 1/1/20	AA-	100,000	114,566

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5s, 2/1/18	A-	50,000	52,687

CA State Dept. of Wtr. Resources Rev. Bonds, Ser. M, 4s, 5/1/16	Aa2	50,000	51,255

CA State Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), Ser. A
5s, 10/1/17	A2	40,000	43,420
4s, 10/1/20	A2	60,000	65,887

CA State Pub. Wks. Board Rev. Bonds
(Judicial Council Projects), Ser. A, 5s, 3/1/20	A1	100,000	115,534
(Regents U.), Ser. C, FNMA Coll., FHLMC Coll., NATL, 4s, 9/1/20 (Escrowed to maturity)	Aaa	30,000	33,951

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), 1.9s, 4/1/28	Aa3	100,000	101,053

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, 5s, 8/15/22	Aa3	100,000	115,397

Central Coast, Wtr. Auth. Rev. Bonds, Ser. A, AGM, 5s, 10/1/15	AA	100,000	100,390

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 9/1/17	A-	25,000	26,411

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5s, 6/1/21	A1	100,000	117,387

Los Angeles Cnty., Redev. Auth. Tax Alloc. Bonds (Various Redev. Areas), Ser. D, AGM, 5s, 9/1/28	AA	100,000	113,818

Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. A, 5s, 5/15/25	AA	100,000	118,851

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/20	Aa2	75,000	85,812

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5s, 7/1/23	A+	25,000	30,087

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2012), 5 1/2s, 8/1/23	BBB/P	75,000	88,756

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (Sr. Lien - 91 Express Lane), 5s, 8/15/29	AA-	100,000	113,975

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
5s, 7/1/30	AA-	100,000	118,030
(Cosumnes), NATL, 5s, 7/1/18 (Prerefunded 7/1/16)	A3	20,000	20,788

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/22	A2	50,000	56,795

Sweetwater, G.O. Bonds, Ser. C, AGM, zero %, 8/1/20	AA	50,000	44,193

Turlock, Irrigation Dist. Rev. Bonds, 5s, 1/1/23	A+	40,000	45,904

			1,977,928
Colorado (2.2%)

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society), 5s, 12/1/22	Baa1	75,000	84,240

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5 1/2s, 11/15/19	A1	70,000	80,798
5s, 11/15/20	A1	30,000	34,471

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5 1/4s, 9/1/18	AA-	80,000	88,035

			287,544
Florida (4.3%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. P-2, 5s, 10/1/23	A1	40,000	46,931

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist Hosp., Inc.), 5s, 8/15/18	A3	100,000	109,697

FL State Auth. Utility Rev. Bonds (Golden Gate Util.), AGM, 5s, 7/1/22	AA	75,000	87,057

FL State Board of Ed. G.O. Bonds, Ser. B, 5s, 6/1/21	AAA	25,000	29,117

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 5 1/4s, 10/1/19	A2	50,000	57,668

Jea, Rev. Bonds, Ser. B, 4s, 10/1/22	Aa3	25,000	27,268

Manatee Cnty., Rev. Bonds, NATL, 5s, 10/1/17 (Prerefunded 10/1/16)	Aa2	30,000	31,513

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/22	A3	50,000	58,829

Orange Cnty., Rev. Bonds, Ser. C, 5s, 1/1/24	Aa2	55,000	66,752

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4 3/4s, 5/1/22	Aa3	40,000	42,396

			557,228
Hawaii (0.7%)

Honolulu City & Cnty., G.O. Bonds
Ser. B, 5s, 11/1/22	Aa1	25,000	29,980
Ser. F, 5s, 9/1/17	Aa1	50,000	54,272

			84,252
Illinois (7.3%)

Chicago, G.O. Bonds, Ser. A, 4s, 1/1/24	BBB+	75,000	67,606

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5 1/4s, 1/1/27	A2	100,000	110,879
Ser. A, 5s, 1/1/22	A2	75,000	83,859

Chicago, Waste Wtr. Transmission Rev. Bonds, NATL, 5 1/2s, 1/1/17	AA-	75,000	79,040

Chicago, Wtr. Reclamation Dist. G.O. Bonds
5s, 12/1/35 (Prerefunded 12/1/16)	AA+	70,000	73,956
Ser. A, 5s, 12/1/21	AAA	25,000	29,222
Ser. B, 5s, 12/1/21	AAA	75,000	87,665

IL State G.O. Bonds, 5s, 7/1/23	A3	50,000	53,957

IL State Toll Hwy. Auth. Rev. Bonds
Ser. A-2, AGM, 5s, 1/1/27 (Prerefunded 7/1/16)	AA	150,000	155,876
Ser. D, 5s, 1/1/24	Aa3	100,000	118,769

Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5 1/4s, 6/1/21	A	20,000	23,064
5 1/4s, 6/1/20	A	50,000	57,003

			940,896
Maryland (2.5%)

Anne Arundel Cnty., G.O. Bonds (Cons. Gen. Impt.), 5s, 4/1/25	AAA	150,000	184,490

Baltimore, Board of School Comm. Rev. Bonds, 5s, 5/1/16	Aa1	100,000	103,169

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	30,000	34,760

			322,419
Massachusetts (4.4%)

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 5s, 7/1/26	A1	100,000	116,357

MA State Dev. Fin. Agcy. Rev. Bonds
(MCPHS U.), Ser. H, 5s, 7/1/24	AA-	25,000	29,923
(MA College Pharmacy Allied), Ser. E, AGM, 5s, 7/1/17 (Escrowed to maturity)	AA	25,000	26,977
(MA College Pharmacy Allied), 4s, 7/1/22	AA-	60,000	67,053

MA State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (4/1/16) (U. of MA), Ser. A, 0.7s, 11/1/30	Aa2	50,000	49,992

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Partners Hlth. Care Syst.)
Ser. J-2, 4 1/4s, 7/1/17	AA	50,000	53,199
4s, 7/1/19	AA	15,000	16,531

MA State Port Auth. Rev. Bonds, Ser. B, 5s, 7/1/17	Aa2	75,000	80,932

MA State School Bldg. Auth. Sr. Sales Tax Rev. Bonds, Ser. B, 5s, 10/15/17	AA+	65,000	70,876

MA State Tpk. Auth. Rev. Bonds, Ser. A, FGIC, 5 1/8s, 1/1/23 (Escrowed to maturity)	Aaa	50,000	59,552

			571,392
Michigan (4.1%)

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A
4s, 7/1/19	Aa3	50,000	54,108
4s, 7/1/18	Aa3	50,000	53,519

MI State Rev. Bonds, AGM, 5 1/2s, 11/1/20	AA+	50,000	59,841

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-8, 5s, 7/1/16	BBB+	50,000	51,518

MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/20) (Ascension Hlth.), 1.95s, 11/15/47	AA+	75,000	76,354

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth. Syst.), 5s, 11/15/19	A3	65,000	72,816

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5s, 5/1/22	AA	100,000	116,786

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), Ser. C, 5s, 12/1/17	A2	35,000	37,985

			522,927
Minnesota (3.3%)

Jordan, Indpt. School Bldg. G.O. Bonds (Dist. No. 717), Ser. A, 4s, 2/1/25	Aa2	90,000	100,175

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5s, 5/1/21	Baa1	75,000	79,277

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
5s, 1/1/20	A	20,000	22,850
Ser. C, 3s, 1/1/17	A	20,000	20,615

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5s, 10/1/23	A2	75,000	88,937

Western MN, Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 4s, 1/1/19	Aa3	100,000	109,209

			421,063
Mississippi (1.7%)

MS State G.O. Bonds, Ser. H, 4s, 12/1/21	Aa2	100,000	112,811

U. of Southern MS Rev. Bonds, Ser. A, AGM, 5s, 3/1/22 (Prerefunded 3/1/16)	Aa2	100,000	102,361

			215,172
Missouri (0.9%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5s, 6/1/19	A+	100,000	111,843

			111,843
Nebraska (0.7%)

NE State Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5s, 1/1/19	A1	75,000	84,269

			84,269
Nevada (1.9%)

Clark Cnty., Arpt. Rev. Bonds, Ser. 08-E, 4s, 7/1/17	Aa3	150,000	159,171

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 5s, 6/1/24	BBB-/P	25,000	26,763

NV State G.O. Bonds, 5s, 8/1/20	Aa2	55,000	64,024

			249,958
New Hampshire (0.2%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.), Ser. A, 5 1/4s, 10/1/19	Baa1	25,000	28,051

			28,051
New Jersey (6.3%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, 5s, 10/1/22	Aa2	100,000	118,762

NJ State G.O. Bonds, Ser. Q, 5s, 8/15/21	A2	65,000	74,245

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac. Construction), Ser. K, AMBAC, 5 1/2s, 12/15/19	A3	145,000	157,155

NJ State Edl. Fac. Auth. Rev. Bonds
(Montclair St. U.), Ser. J, NATL, 5 1/4s, 7/1/17	A1	50,000	54,010
(Ramapo College of NJ), Ser. A, 5s, 7/1/16	A2	50,000	51,848

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
5s, 9/15/23	A3	75,000	80,857
(Holy Name Med. Ctr.), 4 1/2s, 7/1/20	Baa2	25,000	27,391
(Hackensack U. Med. Ctr.), 4 1/2s, 1/1/17	A3	25,000	26,137
(St. Barnabas Hlth.), Ser. A, 4 3/8s, 7/1/20	A3	15,000	16,588
(Holy Name Med. Ctr.), 4 1/4s, 7/1/18	Baa2	60,000	64,343

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5s, 1/1/21	A+	100,000	115,415

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 5s, 6/15/20	A3	25,000	26,660

			813,411
New York (9.3%)

New York, G.O. Bonds, Ser. C-1
5s, 10/1/18	Aa2	5,000	5,441
U.S. Govt. Coll., 5s, 10/1/18 (Prerefunded 10/1/17)	Aa2	20,000	21,810

Niagara Area Dev. Corp. Rev. Bonds (Niagra U.), Ser. A, 5s, 5/1/18	BBB+	100,000	108,140

NY City, G.O. Bonds, Ser. H, 4s, 3/1/23	Aa2	95,000	106,060

NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. C-1, 3 3/4s, 11/1/16	AA+	25,000	25,827

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. AA, 5s, 6/15/16	AA+	35,000	36,306
Ser. EE, U.S. Govt. Coll., 5s, 6/15/16 (Escrowed to maturity)	AA+	30,000	31,119

NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 5s, 11/1/23	AAA	150,000	181,091

NY State Dorm. Auth. Rev. Bonds (Mount Sinai Hosp.), Ser. A, 4s, 7/1/20	A3	25,000	27,727

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Fordham U.), 5s, 7/1/17	A2	30,000	32,270

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A, 5s, 3/15/24	AAA	100,000	120,897

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.), Ser. AA, 3.8s, 5/1/20	Aa2	50,000	54,125

NY State Urban Dev. Corp. Rev. Bonds
(State Personal Income Tax), Ser. A-2, NATL, 5 1/2s, 3/15/21	AAA	125,000	150,056
Ser. B, 5s, 1/1/18	AA	25,000	27,374

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/24	Aa3	100,000	111,335

Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 5s, 6/1/17	AA	25,000	26,906

Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 5s, 11/15/23	Aa3	60,000	71,834

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 4s, 1/1/23	BBB/F	50,000	52,371

			1,190,689
North Carolina (0.5%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, 6s, 1/1/22 (Escrowed to maturity)	AA	50,000	62,505

			62,505
Ohio (3.8%)

Columbus, Swr. Rev. Bonds, 5s, 6/1/24	Aa1	100,000	121,982

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 4s, 1/1/21	BBB	50,000	52,068

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C, 5s, 8/15/18	A3	50,000	54,986

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5s, 11/15/23	A-	50,000	55,985

OH State G.O. Bonds (Higher Ed.), Ser. A
5s, 8/1/22	Aa1	50,000	59,743
5s, 2/1/22	Aa1	25,000	29,745

OH State Tpk. Comm. Rev. Bonds, 5s, 2/15/27	A1	100,000	114,844

			489,353
Oregon (0.4%)

Yamhill Cnty., G.O. Bonds (McMinnville-School Dist. #40), AGM, 5s, 6/15/26 (Prerefunded 6/15/17)	Aa1	50,000	53,859

			53,859
Pennsylvania (5.2%)

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (U. Student Housing, LLC), 3s, 8/1/19	Baa3	100,000	100,957

Cumberland Cnty., Muni. Auth. Rev. Bonds (Dickinson College), 5s, 11/1/18	A+	25,000	27,233

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc. Student Hsg. at Millersville U. of PA), 5s, 7/1/30	Baa3	40,000	42,886

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3s, 5/1/17	Baa2	40,000	40,881

Gen. Auth. of South Central Rev. Bonds (York College of PA), 4s, 11/1/19	A	30,000	32,309

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A
5.1s, 7/1/20	A-	25,000	27,589
5s, 7/1/18	A-	25,000	27,210

Northampton Cnty., Hosp. Auth. Rev. Bonds, Ser. A, 5s, 8/15/20	A3	25,000	28,029

PA State G.O. Bonds, Ser. 2, 5s, 2/15/22	Aa3	30,000	33,614

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35s, 10/1/23	AA+	100,000	100,563

PA State Pub. School Bldg. Auth. Rev. Bonds
(Northampton Cnty. Area), 5 1/4s, 3/1/20	A1	25,000	28,487
(Northampton Cnty. Area Cmnty. College), Ser. A, BAM, 5s, 6/15/28	AA	50,000	56,455

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, AGM, 5s, 8/1/22	AA	55,000	62,598

West Shore Area Auth. Rev. Bonds (Messiah Village Lifeways Oblig. Group), Ser. A, 5s, 7/1/25	BBB-/F	50,000	54,516

			663,327
Texas (7.2%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Life School of Dallas), Ser. A, PSFG, 5s, 8/15/26	AAA	100,000	117,222

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	75,000	80,859

Clear Creek, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5s, 2/15/18	Aaa	100,000	110,015

Crowley, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 8/1/19	Aaa	75,000	85,671

Cypress-Fairbanks, Indpt. School Dist. G.O. Bonds, PSFG, 4 1/4s, 2/15/21	Aaa	100,000	104,844

Midland, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/18	Aaa	80,000	88,135

Tomball, Indep. School Dist. G.O. Bonds, PSFG, 5s, 2/15/25	AAA	100,000	122,624

TX A&M U. Board of Regents Rev. Bonds, Ser. B, 4s, 5/15/24	Aaa	100,000	112,683

TX State G.O. Bonds, 5s, 4/1/16	Aaa	100,000	102,794

			924,847
Virginia (0.5%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A2	60,000	67,247

			67,247
Washington (3.5%)

King Cnty., Wtr & Swr. Rev. Bonds, Ser. B, 5s, 1/1/25	AA+	100,000	120,354

Seattle, Light & Pwr. Rev. Bonds, Ser. A, 5s, 2/1/26	Aa2	100,000	114,759

WA State G.O. Bonds, Ser. C, 4s, 2/1/19	Aa1	150,000	164,576

WA State Hlth. Care Fac. Auth. Rev. Bonds (Swedish Hlth. Svcs.), Ser. A, 4s, 11/15/18 (Escrowed to maturity)	AAA/F	40,000	43,796

			443,485
Wisconsin (0.7%)

WI State Dept. of Trans. Rev. Bonds, Ser. 1, 5s, 7/1/29	AA+	75,000	87,006

			87,006
TOTAL INVESTMENTS

Total investments (cost $11,961,798)			$12,125,373

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,845,832.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $11,961,798, resulting in gross unrealized appreciation and depreciation of $210,934 and $47,359, respectively, or net unrealized appreciation of $163,575.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	16.7%
	Transportation	13.3
	Local debt	12.7
	State debt	12.3
	Health care	11.4

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$12,125,373	$—

Totals by level	$—	$12,125,373	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015